2. Summary of Significant Accounting Policies (Details-Accumulated amortization) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accumulated amortization, beginning balance	$ 107	$ 20	$ 20	$ 2
Additions	57	12	87	18
Accumulated amortization, ending balance	$ 164	$ 32	$ 107	$ 20